Derivative Liabilities - Schedule of Fair Value of Convertible Instruments Under Black-Scholes Pricing Model (Vaporin Inc) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Dividend rate	0.00%
Term (in years)	3 years 8 months 12 days
Volatility	124.00%
Risk-free interest rate	1.37%
Vaporin Inc [Member]
Dividend rate		0.00%
Vaporin Inc [Member] | Minimum [Member]
Term (in years)		3 months 29 days
Volatility		126.00%
Risk-free interest rate		0.05%
Vaporin Inc [Member] | Maximum [Member]
Term (in years)		5 years
Volatility		131.00%
Risk-free interest rate		1.73%